Summary of Significant Accounting Policies (Tables) - COLOMBIER ACQUISITION CORP. II [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Class A Ordinary Shares Subject to Possible Redemption

At March 31, 2025 and December 31, 2024, the Class A Ordinary Shares subject to possible redemption reflected in the accompanying unaudited condensed balance sheets are reconciled in the following table:

Class A Ordinary Shares subject to possible redemption, December 31, 2023	$170,000,000
Plus:
Accretion of carrying value to redemption value	7,634,717
Class A Ordinary Shares subject to possible redemption, December 31, 2024	$177,634,717
Plus:
Accretion of carrying value to redemption value	1,860,128
Class A Ordinary Shares subject to possible redemption, March 31, 2025	$179,494,845

At December 31, 2024 and 2023, the Class A Ordinary Shares subject to possible redemption reflected in the accompanying balance sheets are reconciled in the following table:

Gross proceeds	$170,000,000
Less:
Proceeds allocated to Public Warrants	(776,333)
Class A Ordinary Shares issuance costs	(8,946,814)
Plus:
Remeasurement of carrying value to redemption value	9,723,147
Class A Ordinary Shares subject to possible redemption, December 31, 2023	170,000,000
Plus:
Remeasurement of carrying value to redemption value	7,634,717
Class A Ordinary Shares subject to possible redemption, December 31, 2024	$177,634,717

Schedule of Calculation of Basic and Diluted Net (Loss) Income per Ordinary Share

The following table reflects the calculation of basic and diluted net (loss) income per Ordinary Share:

	For the Three Months Ended March 31,
	2025		2024
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Basic and diluted net (loss) income per Ordinary Share
Numerator:
Allocation of net (loss) income, as adjusted	$(39,166)	$(9,792)	$1,328,063	$332,016

Denominator:
Basic and diluted weighted average Ordinary Shares outstanding	17,000,000	4,250,000	17,000,000	4,250,000
Basic and diluted net (loss) income per Ordinary Share	$(0.00)	$(0.00)	$0.08	$0.08
As a result, diluted net income per Ordinary Share is the same as basic net income per Ordinary Share for the periods presented.
	For the Year Ended December 31, 2024		For the Period from September 27, 2023 (Inception) Through December 31, 2023
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Basic and diluted net income per Ordinary Share
Numerator:
Allocation of net income, as adjusted	$4,606,773	$1,151,693	$259,744	$154,752

Denominator:
Basic and diluted weighted average Ordinary Shares outstanding	17,000,000	4,250,000	6,621,053	3,944,737
Basic and diluted net income per Ordinary Share	$0.27	$0.27	$0.04	$0.04